Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

	Bank loans	Convertible and other Notes	Total
More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
At January 1, 2018	701,091	147,619	848,710

New loans	471,776	—	471,776
Scheduled repayments	(23,681)	—	(23,681)
Early repayments (Note 22)	(392,500)	(205,710)	(598,210)
Acquisitions through business combinations (Note 22)	1,106,736	205,710	1,312,446
Other changes (Note 22)	(310,861)	271	(310,590)
Balance at June 30, 2018	1,552,561	147,890	1,700,451

More than 5 years	330,003	—	330,003
Between 1 and 5 years	945,709	147,890	1,093,599
More than 1 year	1,275,712	147,890	1,423,602
Less than 1 year	276,849	—	276,849
Balance at June 30, 2018	1,552,561	147,890	1,700,451

Bank loans
Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2018			December 31, 2017
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	95,714	95,714	94,457	111,666	111,666	110,156
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	147,559	105,000	105,000	147,559	—	—
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	439,166	110,000	106,289	485,017	330,000	325,519
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	339,420	185,500	182,598	362,780	118,000	114,634
Secured vessels loan 76M	USD	libor +1.95%	2020	21,438	21,438	21,438	23,563	23,563	23,563
Secured vessels loan 67.5M	USD	libor +1.5%	2020	23,188	23,188	23,188	25,173	25,173	25,173
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,685	26,685	24,795	26,911	26,911	24,876
Secured vessels loan 81.4M	USD	libor +1.50%	2029	74,628	74,628	73,839	78,020	78,020	77,171
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	34,710	34,710	34,710	—	—	—
Secured vessels loan 104.2M	USD	libor + 2.0%	2030	52,065	52,065	50,479	—	—	—
Secured vessels loan 162.2M	USD	libor + 3.75%	2020	162,219	162,219	162,219	—	—	—
Secured vessels loan 633.5M	USD	libor + 2.75%	2028	633,549	633,549	633,549	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	40,000	40,000	60,000	—	—
Total interest-bearing bank loans				2,110,340	1,564,695	1,552,561	1,320,688	713,332	701,091

The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.

* The total amount available under the Revolving Credit Facility depends on the total value of the fleet of tankers securing the facility.

On March 22, 2018, the Company signed a senior secured credit facility for an amount of USD 173.6 million with Kexim, BNP and Credit Agricole Corporate and Investment bank acting also as Agent and Security Trustee. The purpose of the loan is to finance up to 70 per cent of the aggregate contract price of the four Ice Class Suezmax vessels that will be delivered over the course of 2018. The new facility is comprised of (i) a USD 69.4 million commercial tranche, which bears interest at LIBOR plus a margin of 2.0% per annum and (ii) a USD 104.2 million ECA tranche which bears interest at LIBOR plus a margin of 2.0% per annum. The commercial tranche is repayable by 24 equal consecutive semi-annual installments, each in the amount of USD 0.6 million per vessel together with a balloon installment of USD 3.5 million payable with the 24th and last installment. The ECA tranche is repayable by 24 consecutive semi-annual installments, each in the amount of USD 1.1 million per vessel. Transaction costs for a total amount of USD 1.6 million are amortized over the lifetime of the instrument using the effective interest rate method.

Lenders of the facility have a put option on the 7th anniversary of the facility, for which a notice has to be served 13 months in advance requesting a prepayment of their remaining contribution. After receiving notice, the Group will have to either repay the relevant contribution on the 7th year anniversary or to transfer this contribution to another acceptable lender. The put option can only be exercised if the employment of the ship at that time is not satisfactory to the lenders.
Other notes

(in thousands of USD)				June 30, 2018			December 31, 2017
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	150,000	150,000	147,890	150,000	150,000	147,619
Total other notes				150,000	150,000	147,890	150,000	150,000	147,619

On May 31, 2017, the Group successfully completed a new senior unsecured bond issue of USD 150 million with a fixed coupon of 7.50% and maturity in May 2022. The net proceeds from the bond issue will be used for general corporate purposes. DNB Markets, Nordea and Arctic Securities AS acted as joint lead managers in connection with the placement of the bond issue. The related transaction costs for a total of USD 2.7 million are amortized over the lifetime of the instrument using the effective interest rate method.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. The Treasury Notes are issued on an as needed basis with different durations and initial pricing is set to 60 bps over Euribor. The company enters into FX forward contracts to manage the transaction risks related to these instruments issued in Euro compared to the USD Group currency. The FX contracts have a same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On June 30, 2018, the fair value of these forward contracts amounted to USD (0.6) million. The change in fair value of these derivatives was recorded in the condensed consolidated statement of profit or loss.